Shareholder Report, Holdings (Details)	May 31, 2024
Fidelity Tax-Free Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Tax-Free Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Fidelity Tax-Free Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Tax-Free Cash Central Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Tax-Free Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	72.50%
Fidelity Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Cash Central Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	68.00%
Fidelity Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Municipal Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Municipal Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Fidelity Municipal Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Municipal Cash Central Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Municipal Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Securities Lending Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Fidelity Securities Lending Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Securities Lending Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Securities Lending Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Securities Lending Cash Central Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Securities Lending Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Securities Lending Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Fidelity Securities Lending Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Securities Lending Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%